Unearned Revenue/ Accrued Revenue	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Unearned Revenue/Accrued Revenue

19. Unearned Revenue /Accrued Revenue

Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates when charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue /Accrued Revenue during the periods presented is as follows:

	December 31,
	2014	2015
Unearned Revenue
Cash received in advance of service provided – Current liability	$3,265	$1,956
Deferred revenue resulting from varying charter rates
Current liability	334	0
Total Unearned Revenue	$3,599	$1,956

Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	$212	$87
Resulting from varying charter rates –Non Current asset	452	918
Total Accrued Revenue	$664	$1,005